Financial Instruments - Summary of Changes in Level 3 Assets and Liabilities (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Investments sold during the year	₨ 1,281
Cumulative loss in OCI on sale of investments	175
Cumulative gain on disposal of investments	₨ 152
Moogsoft (Herd) Inc. [Member]
Disclosure of detailed information about financial instruments [line items]
Investments sold during the year		₨ 179
Cumulative loss in OCI on sale of investments		₨ 91